American Century Investments®
Quarterly Portfolio Holdings
Multi-Asset Real Return Fund
March 31, 2020

Multi-Asset Real Return - Schedule of Investments
MARCH 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 51.7%
Aerospace and Defense — 1.2%
Boeing Co. (The)	99	14,765
Curtiss-Wright Corp.	230	21,254
L3Harris Technologies, Inc.	146	26,297
Raytheon Co.	157	20,591
Teledyne Technologies, Inc.(1)	95	28,241
		111,148
Banks — 0.3%
JPMorgan Chase & Co.	280	25,208
Beverages — 0.7%
Coca-Cola Co. (The)	839	37,126
PepsiCo, Inc.	211	25,341
		62,467
Biotechnology — 0.7%
Gilead Sciences, Inc.	426	31,848
Vertex Pharmaceuticals, Inc.(1)	154	36,644
		68,492
Building Products — 0.2%
Trane Technologies plc	277	22,877
Capital Markets — 0.6%
Intercontinental Exchange, Inc.	336	27,132
S&P Global, Inc.	132	32,347
		59,479
Chemicals — 1.4%
Air Liquide SA	99	12,689
Air Products & Chemicals, Inc.	77	15,370
Axalta Coating Systems Ltd.(1)	625	10,794
Celanese Corp.	106	7,779
Ecolab, Inc.	60	9,350
FMC Corp.	171	13,969
Linde plc	91	15,743
NewMarket Corp.	26	9,955
Orica Ltd.	1,014	9,513
RPM International, Inc.	175	10,412
Scotts Miracle-Gro Co. (The)	140	14,336
Valvoline, Inc.	342	4,477
		134,387
Commercial Services and Supplies — 1.0%
A-Living Services Co. Ltd., H Shares	3,500	16,909
Republic Services, Inc.	323	24,244
Waste Connections, Inc.(2)	345	26,770
Waste Management, Inc.	267	24,714
		92,637

Communications Equipment — 0.4%
Lumentum Holdings, Inc.(1)	479	35,302
Construction and Engineering — 0.3%
Jacobs Engineering Group, Inc.	334	26,476
Containers and Packaging — 0.5%
Avery Dennison Corp.	101	10,289
Ball Corp.	155	10,022
Crown Holdings, Inc.(1)	184	10,680
Graphic Packaging Holding Co.	724	8,833
Sonoco Products Co.	221	10,243
		50,067
Diversified Consumer Services — 0.3%
Service Corp. International	606	23,701
Diversified Telecommunication Services — 0.9%
Cellnex Telecom SA	689	31,361
Swisscom AG	48	25,877
Verizon Communications, Inc.	468	25,146
		82,384
Electric Utilities — 0.7%
FirstEnergy Corp.	749	30,012
NextEra Energy, Inc.	130	31,281
		61,293
Electronic Equipment, Instruments and Components — 0.7%
Keysight Technologies, Inc.(1)	372	31,129
Zebra Technologies Corp., Class A(1)	189	34,700
		65,829
Equity Real Estate Investment Trusts (REITs) — 10.1%
Agree Realty Corp.	604	37,388
Alexandria Real Estate Equities, Inc.	323	44,270
American Homes 4 Rent, Class A	889	20,625
American Tower Corp.	165	35,929
Americold Realty Trust	566	19,267
Boston Properties, Inc.	366	33,756
Canadian Apartment Properties REIT	247	7,475
Charter Hall Group	1,326	5,518
Comforia Residential REIT, Inc.	11	31,362
Cousins Properties, Inc.	373	10,918
Derwent London plc	730	29,570
Embassy Office Parks REIT(1)	1,200	5,554
Equinix, Inc.	77	48,092
Equity Residential	488	30,114
Essential Properties Realty Trust, Inc.	411	5,368
Extra Space Storage, Inc.	96	9,193
Gecina SA	95	12,603
Goodman Group	2,163	16,524
Granite Real Estate Investment Trust	343	14,168
Healthpeak Properties, Inc.	2,047	48,821
Inmobiliaria Colonial Socimi SA	815	7,726
Invesco Office J-Reit, Inc.	115	15,052
Invitation Homes, Inc.	1,674	35,773

Kilroy Realty Corp.	278	17,709
Link REIT	1,300	10,982
Mapletree Industrial Trust	7,300	12,346
MGM Growth Properties LLC, Class A	66	1,562
Mitsui Fudosan Logistics Park, Inc.	8	33,796
Orix JREIT, Inc.	13	17,071
Prologis, Inc.	938	75,387
QTS Realty Trust, Inc., Class A	571	33,124
Realty Income Corp.	129	6,432
Rexford Industrial Realty, Inc.	1,097	44,988
Safestore Holdings plc	1,015	8,058
SBA Communications Corp.	166	44,815
Segro plc	2,379	22,498
Summit Industrial Income REIT	1,299	8,187
Sun Communities, Inc.	214	26,718
UDR, Inc.	1,128	41,217
UNITE Group plc (The)	786	7,806
		937,762
Food and Staples Retailing — 1.0%
Costco Wholesale Corp.	97	27,657
George Weston Ltd.	381	27,244
Walmart, Inc.	314	35,677
		90,578
Food Products — 0.9%
General Mills, Inc.	584	30,818
Lamb Weston Holdings, Inc.	361	20,613
Mondelez International, Inc., Class A	592	29,647
		81,078
Health Care Equipment and Supplies — 3.6%
Cooper Cos., Inc. (The)	102	28,118
Danaher Corp.	220	30,450
DexCom, Inc.(1)	108	29,081
Edwards Lifesciences Corp.(1)	194	36,592
IDEXX Laboratories, Inc.(1)	135	32,702
Masimo Corp.(1)	188	33,299
Medtronic plc	360	32,465
STERIS plc	250	34,992
Teleflex, Inc.	80	23,429
West Pharmaceutical Services, Inc.	198	30,146
Zimmer Biomet Holdings, Inc.	261	26,382
		337,656
Health Care Providers and Services — 1.8%
Chemed Corp.	68	29,458
DaVita, Inc.(1)	542	41,224
HCA Healthcare, Inc.	253	22,732
Humana, Inc.	74	23,237
Laboratory Corp. of America Holdings(1)	184	23,256
UnitedHealth Group, Inc.	91	22,694
		162,601

Household Durables — 0.1%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,400	6,693
Household Products — 0.6%
Church & Dwight Co., Inc.	423	27,148
Procter & Gamble Co. (The)	266	29,260
		56,408
Insurance — 0.3%
Allstate Corp. (The)	172	15,778
Fidelity National Financial, Inc.	623	15,500
		31,278
Interactive Media and Services — 0.3%
Alphabet, Inc., Class A(1)	13	15,106
Facebook, Inc., Class A(1)	99	16,513
		31,619
Internet and Direct Marketing Retail — 0.7%
Alibaba Group Holding Ltd. ADR(1)	145	28,200
Amazon.com, Inc.(1)	20	38,994
		67,194
IT Services — 3.3%
Akamai Technologies, Inc.(1)	296	27,081
Booz Allen Hamilton Holding Corp.	439	30,133
Fidelity National Information Services, Inc.	259	31,505
GDS Holdings Ltd. ADR(1)	551	31,941
Leidos Holdings, Inc.	334	30,611
Mastercard, Inc., Class A	117	28,263
NEXTDC Ltd.(1)(2)	1,684	9,402
Okta, Inc.(1)	221	27,019
PayPal Holdings, Inc.(1)	265	25,371
VeriSign, Inc.(1)	171	30,795
Visa, Inc., Class A	179	28,841
		300,962
Life Sciences Tools and Services — 0.9%
Agilent Technologies, Inc.	467	33,447
IQVIA Holdings, Inc.(1)	128	13,806
Thermo Fisher Scientific, Inc.	137	38,853
		86,106
Machinery — 0.3%
Dover Corp.	295	24,762
Media — 1.3%
Altice USA, Inc., Class A(1)	1,556	34,683
Cable One, Inc.	19	31,236
Comcast Corp., Class A	735	25,270
Quebecor, Inc., Class B	1,233	27,257
		118,446
Metals and Mining — 0.6%
Anglo American plc	386	6,745
BHP Group Ltd.(2)	598	10,872
Kinross Gold Corp.(1)	1,343	5,392
Kirkland Lake Gold Ltd.	192	5,655

Newmont Corp.	128	5,796
Rio Tinto Ltd.	119	6,299
Rio Tinto plc ADR	195	8,884
Royal Gold, Inc.	67	5,876
		55,519
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
PennyMac Mortgage Investment Trust	796	8,454
Multi-Utilities — 0.7%
Ameren Corp.	492	35,832
Brookfield Infrastructure Partners LP	711	25,575
		61,407
Multiline Retail — 0.3%
Target Corp.	266	24,730
Oil, Gas and Consumable Fuels — 0.7%
BP plc	1,560	6,636
Chevron Corp.	122	8,840
Enbridge, Inc.	299	8,707
Magellan Midstream Partners LP	230	8,393
ONEOK, Inc.	213	4,646
TC Energy Corp.	304	13,512
TOTAL SA	307	11,905
Valero Energy Corp.	143	6,486
		69,125
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	654	36,454
Catalent, Inc.(1)	562	29,196
Eli Lilly & Co.	219	30,380
Johnson & Johnson	218	28,586
Merck & Co., Inc.	454	34,931
Novartis AG	304	25,124
Novo Nordisk A/S, B Shares	550	33,177
Pfizer, Inc.	740	24,153
Zoetis, Inc.	223	26,245
		268,246
Professional Services — 0.2%
TransUnion	350	23,163
Real Estate Management and Development — 2.6%
Ayala Land, Inc.	14,380	8,588
CapitaLand Ltd.	4,400	8,783
Corp. Inmobiliaria Vesta SAB de CV	7,759	8,975
Fabege AB	959	12,290
Longfor Group Holdings Ltd.	5,500	26,616
Mitsubishi Estate Co. Ltd.	1,600	23,587
Mitsui Fudosan Co. Ltd.	1,400	24,214
New World Development Co. Ltd.	6,000	6,427
Samhallsbyggnadsbolaget i Norden AB	5,513	10,521
Shimao Property Holdings Ltd.	4,000	14,000
Shurgard Self Storage SA	232	6,896
Sun Hung Kai Properties Ltd.	1,500	19,695

Times China Holdings Ltd.	8,000	13,303
VGP NV	93	9,584
Vonovia SE	915	45,101
		238,580
Road and Rail — 1.0%
Canadian Pacific Railway Ltd.	136	30,011
Kansas City Southern	224	28,488
Old Dominion Freight Line, Inc.	236	30,912
		89,411
Semiconductors and Semiconductor Equipment — 2.8%
Advanced Micro Devices, Inc.(1)	663	30,153
Applied Materials, Inc.	546	25,018
ASM International NV	290	29,016
Entegris, Inc.	674	30,175
Lam Research Corp.	144	34,560
MKS Instruments, Inc.	342	27,856
NVIDIA Corp.	102	26,887
Qorvo, Inc.(1)	341	27,495
QUALCOMM, Inc.	358	24,219
		255,379
Software — 3.4%
Adobe, Inc.(1)	131	41,689
Alteryx, Inc., Class A(1)	304	28,932
Cadence Design Systems, Inc.(1)	337	22,256
DocuSign, Inc.(1)	416	38,438
Fortinet, Inc.(1)	297	30,048
j2 Global, Inc.	310	23,204
Microsoft Corp.	264	41,635
RingCentral, Inc., Class A(1)	196	41,534
salesforce.com, Inc.(1)	195	28,076
Splunk, Inc.(1)	157	19,818
		315,630
Specialty Retail — 1.0%
Burlington Stores, Inc.(1)	138	21,868
Home Depot, Inc. (The)	192	35,848
TJX Cos., Inc. (The)	673	32,176
		89,892
Textiles, Apparel and Luxury Goods — 0.3%
lululemon athletica, Inc.(1)	144	27,295
Transportation Infrastructure†
Brookfield Infrastructure Corp., Class A(1)	79	2,571
TOTAL COMMON STOCKS (Cost $4,860,342)		4,784,292
U.S. TREASURY SECURITIES — 21.3%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(3)	82,114	91,086
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	162,469	180,810
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	204,570	207,583
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	320,382	328,204
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	261,458	272,679
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	554,681	576,637

U.S. Treasury Notes, 2.50%, 2/28/21	200,000	204,348
U.S. Treasury Notes, 1.625%, 8/15/29	100,000	108,605
TOTAL U.S. TREASURY SECURITIES (Cost $1,928,908)		1,969,952
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	1,899	1,940
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.74%, 2/25/35	21,004	19,110
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.74%, 8/25/34	9,407	8,340
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.59%, 8/25/35	13,833	12,889
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	19,592	20,086
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	3,472	3,410
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.01%, 8/25/35	10,935	10,566
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.10%, 9/25/35	16,538	15,656
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.19%, 8/25/35	17,818	16,383
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.02%, 4/25/35	3,606	3,438
JPMorgan Mortgage Trust, Series 2016-1, Class A7 SEQ, VRN, 3.50%, 5/25/46(4)	100,000	96,530
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.69%, (1-month LIBOR plus 0.74%), 9/25/34	7,181	6,148
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 4.43%, 7/25/36	52,606	45,165
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	3,484	3,373
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.97%, 5/25/35	6,023	6,027
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 4.07%, 3/25/36	23,025	20,018
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.71%, 9/25/36	39,974	35,716
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.61%, 10/25/36	8,514	7,472
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.26%, 1/25/38	2,592	2,200
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 6/20/44(4)	277	279
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $356,879)		334,746
CORPORATE BONDS — 3.4%
Banks — 0.4%
Bank of America Corp., MTN, 3.25%, 10/21/27	15,000	15,698
CIT Group, Inc., 5.00%, 8/15/22	20,000	19,651
		35,349
Containers and Packaging — 0.5%
Berry Global, Inc., 5.50%, 5/15/22	25,000	24,813
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(4)	25,000	24,969
		49,782
Electric Utilities — 0.5%
Duke Energy Progress LLC, 3.70%, 10/15/46	10,000	10,835
Exelon Generation Co. LLC, 5.60%, 6/15/42	5,000	4,850
IPALCO Enterprises, Inc., 3.45%, 7/15/20	30,000	29,998
		45,683
Equity Real Estate Investment Trusts (REITs) — 0.9%
Crown Castle International Corp., 5.25%, 1/15/23	75,000	79,645
Hotels, Restaurants and Leisure — 0.2%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(4)	20,000	19,225
Media — 0.2%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(4)	10,000	10,120
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	10,000	12,276
		22,396

Metals and Mining†
Freeport-McMoRan, Inc., 3.55%, 3/1/22	4,000	3,859
Oil, Gas and Consumable Fuels — 0.4%
Callon Petroleum Co., 6.25%, 4/15/23	25,000	6,124
MPLX LP, 6.25%, 10/15/22(4)	19,000	17,121
MPLX LP, 4.875%, 6/1/25	10,000	8,249
Oasis Petroleum, Inc., 6.875%, 3/15/22	25,000	5,125
		36,619
Specialty Retail — 0.3%
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	25,000	23,687
TOTAL CORPORATE BONDS (Cost $358,510)		316,245
ASSET-BACKED SECURITIES — 3.4%
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(4)	70,634	72,544
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(4)	8,583	8,519
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 1.98%, (1-month LIBOR plus 1.28%), 6/17/37(4)	100,000	90,417
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(4)	33,679	33,405
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(4)	6,647	6,502
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(4)	20,092	19,609
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(4)	50,000	50,119
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(4)	7,319	7,234
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class C, 4.17%, 9/20/35(4)	23,089	23,176
TOTAL ASSET-BACKED SECURITIES (Cost $320,027)		311,525
COLLATERALIZED LOAN OBLIGATIONS — 2.7%
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 3.03%, (3-month LIBOR plus 1.20%), 1/15/29(4)	75,000	72,136
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.27%, (3-month LIBOR plus 1.45%), 4/20/31(4)	200,000	177,920
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $275,000)		250,056
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.7%
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	25,000	24,639
Commercial Mortgage Trust, Series 2016-CD2, Class A4 SEQ, VRN, 3.53%, 11/10/49	50,000	54,423
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	75,000	71,951
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	50,000	46,959
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	50,000	50,410
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $256,984)		248,382
EXCHANGE-TRADED FUNDS — 2.0%
Invesco DB Base Metals Fund	3,566	44,040
Invesco DB Energy Fund	3,751	30,458
SPDR Gold Shares(1)	757	112,074
TOTAL EXCHANGE-TRADED FUNDS (Cost $205,304)		186,572
TEMPORARY CASH INVESTMENTS — 6.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $554,329)	554,329	554,329
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(5) — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $38,471)	38,471	38,471
TOTAL INVESTMENT SECURITIES — 97.2% (Cost $9,154,754)		8,994,570
OTHER ASSETS AND LIABILITIES — 2.8%		258,970
TOTAL NET ASSETS — 100.0%		$9,253,540

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	95,097	USD	60,449	UBS AG	6/17/20	$(1,944)
AUD	94,778	USD	58,556	UBS AG	6/17/20	(246)
AUD	2,030	USD	1,161	Bank of America N.A.	6/30/20	88
AUD	1,297	USD	795	Bank of America N.A.	6/30/20	3
USD	23,863	AUD	41,259	Bank of America N.A.	6/30/20	(1,520)
USD	510	AUD	847	Bank of America N.A.	6/30/20	(11)
USD	1,893	AUD	3,139	Bank of America N.A.	6/30/20	(38)
USD	1,065	AUD	1,747	Bank of America N.A.	6/30/20	(11)
CAD	89,348	USD	64,638	Morgan Stanley	6/17/20	(1,103)
CAD	81,841	USD	56,485	Morgan Stanley	6/17/20	1,712
CAD	451	USD	309	Morgan Stanley	6/30/20	12
CAD	2,670	USD	1,829	Morgan Stanley	6/30/20	70
CAD	5,887	USD	4,033	Morgan Stanley	6/30/20	153
CAD	401	USD	279	Morgan Stanley	6/30/20	6
CAD	4,363	USD	3,036	Morgan Stanley	6/30/20	67
CAD	626	USD	432	Morgan Stanley	6/30/20	14
CAD	2,030	USD	1,400	Morgan Stanley	6/30/20	44
CAD	8,188	USD	5,646	Morgan Stanley	6/30/20	177
CAD	4,531	USD	3,206	Morgan Stanley	6/30/20	17
CAD	2,034	USD	1,439	Morgan Stanley	6/30/20	7
USD	59,339	CAD	82,696	Morgan Stanley	6/17/20	534
USD	57,873	CAD	81,841	Morgan Stanley	6/17/20	(324)
USD	4,754	CAD	6,652	Morgan Stanley	6/17/20	24
USD	4,220	CAD	6,153	Morgan Stanley	6/30/20	(156)
USD	18,528	CAD	27,012	Morgan Stanley	6/30/20	(683)
USD	102,936	CAD	150,070	Morgan Stanley	6/30/20	(3,792)
USD	1,371	CAD	1,972	Morgan Stanley	6/30/20	(32)
USD	2,138	CAD	3,076	Morgan Stanley	6/30/20	(50)
USD	10,482	CAD	15,171	Morgan Stanley	6/30/20	(308)
USD	185	CAD	266	Morgan Stanley	6/30/20	(4)
USD	3,819	CAD	5,483	Morgan Stanley	6/30/20	(80)
USD	7,243	CAD	10,397	Morgan Stanley	6/30/20	(152)
USD	1,068	CAD	1,510	Morgan Stanley	6/30/20	(5)
USD	197	CAD	278	Morgan Stanley	6/30/20	(1)
USD	3,577	CAD	5,034	Morgan Stanley	6/30/20	(4)
USD	4,006	CAD	5,700	Morgan Stanley	6/30/20	(48)
CHF	3,121	USD	3,192	UBS AG	6/30/20	64
USD	47,954	CHF	46,350	UBS AG	6/30/20	(403)
USD	2,330	CHF	2,270	UBS AG	6/30/20	(38)
USD	1,152	CHF	1,096	UBS AG	6/30/20	8
USD	1,354	CHF	1,302	UBS AG	6/30/20	(5)
CLP	105,212,485	USD	123,779	Goldman Sachs & Co.	6/17/20	(608)
USD	122,511	CLP	105,212,485	Goldman Sachs & Co.	6/17/20	(660)
COP	258,150,290	USD	63,272	Goldman Sachs & Co.	6/17/20	(70)
COP	217,674,799	USD	53,740	Goldman Sachs & Co.	6/17/20	(447)
USD	58,590	COP	243,732,805	Goldman Sachs & Co.	6/17/20	(1,083)
USD	112,677	COP	455,666,485	Goldman Sachs & Co.	6/17/20	1,117

CZK	1,407,493	USD	60,204	UBS AG	6/17/20	(3,515)
CZK	2,795,653	USD	114,398	UBS AG	6/17/20	(1,799)
CZK	1,364,387	USD	52,871	UBS AG	6/17/20	2,082
CZK	1,421,051	USD	55,642	UBS AG	6/17/20	1,593
USD	107,595	CZK	2,795,653	UBS AG	6/17/20	(5,004)
USD	60,530	CZK	1,407,493	UBS AG	6/17/20	3,841
EUR	65,765	USD	73,724	JPMorgan Chase Bank N.A.	6/17/20	(981)
EUR	3,561	USD	3,825	Credit Suisse AG	6/30/20	116
EUR	1,570	USD	1,687	Credit Suisse AG	6/30/20	51
EUR	1,948	USD	2,108	Credit Suisse AG	6/30/20	48
EUR	1,097	USD	1,215	Credit Suisse AG	6/30/20	(1)
EUR	4,034	USD	4,467	Credit Suisse AG	6/30/20	(3)
USD	73,350	EUR	65,765	JPMorgan Chase Bank N.A.	6/17/20	607
USD	19,185	EUR	17,645	Credit Suisse AG	6/30/20	(341)
USD	93,289	EUR	85,799	Credit Suisse AG	6/30/20	(1,659)
USD	21,973	EUR	20,209	Credit Suisse AG	6/30/20	(391)
USD	2,044	EUR	1,908	Credit Suisse AG	6/30/20	(68)
USD	760	EUR	709	Credit Suisse AG	6/30/20	(25)
USD	3,175	EUR	2,965	Credit Suisse AG	6/30/20	(106)
USD	1,517	EUR	1,407	Credit Suisse AG	6/30/20	(40)
USD	2,734	EUR	2,536	Credit Suisse AG	6/30/20	(72)
USD	813	EUR	754	Credit Suisse AG	6/30/20	(21)
USD	421	EUR	389	Credit Suisse AG	6/30/20	(10)
USD	2,551	EUR	2,340	Credit Suisse AG	6/30/20	(39)
USD	9,508	EUR	8,724	Credit Suisse AG	6/30/20	(146)
USD	1,740	EUR	1,597	Credit Suisse AG	6/30/20	(27)
USD	2,441	EUR	2,206	Credit Suisse AG	6/30/20	—
USD	730	EUR	659	Credit Suisse AG	6/30/20	—
USD	1,631	EUR	1,468	Credit Suisse AG	6/30/20	6
USD	2,679	EUR	2,411	Credit Suisse AG	6/30/20	11
USD	3,171	EUR	2,872	Credit Suisse AG	6/30/20	(7)
USD	693	EUR	627	Credit Suisse AG	6/30/20	(2)
USD	907	EUR	821	Credit Suisse AG	6/30/20	(2)
GBP	1,312	USD	1,517	JPMorgan Chase Bank N.A.	6/30/20	115
GBP	3,598	USD	4,159	JPMorgan Chase Bank N.A.	6/30/20	317
GBP	2,872	USD	3,332	JPMorgan Chase Bank N.A.	6/30/20	241
GBP	1,160	USD	1,364	JPMorgan Chase Bank N.A.	6/30/20	78
GBP	13	USD	16	JPMorgan Chase Bank N.A.	6/30/20	—
GBP	1,081	USD	1,340	JPMorgan Chase Bank N.A.	6/30/20	5
USD	52,808	GBP	45,325	JPMorgan Chase Bank N.A.	6/30/20	(3,574)
USD	17,869	GBP	15,337	JPMorgan Chase Bank N.A.	6/30/20	(1,209)
USD	3,737	GBP	3,236	JPMorgan Chase Bank N.A.	6/30/20	(288)
USD	3,252	GBP	2,730	JPMorgan Chase Bank N.A.	6/30/20	(145)
USD	2,900	GBP	2,435	JPMorgan Chase Bank N.A.	6/30/20	(129)
USD	1,119	GBP	919	JPMorgan Chase Bank N.A.	6/30/20	(25)
USD	1,995	GBP	1,639	JPMorgan Chase Bank N.A.	6/30/20	(44)
USD	2,506	GBP	2,018	JPMorgan Chase Bank N.A.	6/30/20	(4)
USD	559	GBP	450	JPMorgan Chase Bank N.A.	6/30/20	(1)
HKD	30,694	USD	3,953	Bank of America N.A.	6/30/20	4

HKD	15,064	USD	1,941	Bank of America N.A.	6/30/20	1
USD	83,667	HKD	649,981	Bank of America N.A.	6/30/20	(143)
USD	4,558	HKD	35,370	Bank of America N.A.	6/30/20	(2)
USD	4,787	HKD	37,166	Morgan Stanley	6/30/20	(6)
USD	3,116	HKD	24,182	Morgan Stanley	6/30/20	(2)
HUF	3,901,113	USD	12,375	UBS AG	6/17/20	(426)
USD	49,157	HUF	16,051,763	UBS AG	6/17/20	(9)
USD	56,602	HUF	18,554,193	UBS AG	6/17/20	(228)
USD	134,170	HUF	40,280,484	UBS AG	6/17/20	10,793
IDR	184,377,476	USD	11,884	Goldman Sachs & Co.	6/17/20	(719)
IDR	3,514,212,338	USD	214,281	Goldman Sachs & Co.	6/17/20	(1,473)
USD	248,728	IDR	3,698,589,814	Goldman Sachs & Co.	6/17/20	24,755
ILS	220,481	USD	60,667	UBS AG	6/17/20	1,821
USD	61,007	ILS	220,481	UBS AG	6/17/20	(1,480)
INR	8,710,037	USD	115,212	Goldman Sachs & Co.	6/17/20	(1,942)
USD	11,114	INR	840,473	Goldman Sachs & Co.	6/17/20	184
USD	99,703	INR	7,869,564	Goldman Sachs & Co.	6/17/20	(2,637)
JPY	593,775	USD	5,445	Bank of America N.A.	6/30/20	98
JPY	1,513,183	USD	13,804	Bank of America N.A.	6/30/20	321
JPY	658,068	USD	6,083	Bank of America N.A.	6/30/20	60
USD	108,736	JPY	11,737,005	Bank of America N.A.	6/30/20	(830)
USD	5,052	JPY	554,243	Bank of America N.A.	6/30/20	(122)
USD	10,108	JPY	1,117,706	Bank of America N.A.	6/30/20	(326)
USD	11,883	JPY	1,316,136	Bank of America N.A.	6/30/20	(404)
USD	13,011	JPY	1,422,798	Bank of America N.A.	6/30/20	(271)
KZT	101,568,772	USD	244,980	Goldman Sachs & Co.	6/17/20	(26,983)
USD	108,045	KZT	53,482,226	Goldman Sachs & Co.	6/17/20	(6,744)
MXN	2,682,924	USD	115,998	JPMorgan Chase Bank N.A.	6/17/20	(4,166)
MXN	1,051,088	USD	46,475	Morgan Stanley	6/17/20	(2,662)
USD	76,970	MXN	1,876,224	JPMorgan Chase Bank N.A.	6/17/20	(1,236)
NOK	1,167,692	USD	115,451	Goldman Sachs & Co.	6/17/20	(3,102)
NOK	625,535	USD	55,629	Goldman Sachs & Co.	6/17/20	4,557
NOK	1,457	USD	127	Goldman Sachs & Co.	6/30/20	13
NOK	39,757	USD	3,386	Goldman Sachs & Co.	6/30/20	439
USD	3,602	NOK	41,214	Goldman Sachs & Co.	6/30/20	(363)
NZD	106,449	USD	65,968	UBS AG	6/17/20	(2,488)
USD	62,969	NZD	106,449	UBS AG	6/17/20	(511)
PEN	43,860	USD	12,294	Goldman Sachs & Co.	6/17/20	445
USD	398,504	PEN	1,424,454	Goldman Sachs & Co.	6/17/20	(15,229)
USD	65,664	PHP	3,380,595	Goldman Sachs & Co.	6/17/20	200
PLN	258,408	USD	66,839	UBS AG	6/17/20	(4,394)
USD	62,774	PLN	258,408	UBS AG	6/17/20	328
SEK	1,888,825	USD	195,365	Goldman Sachs & Co.	6/17/20	(4,111)
SEK	3,102	USD	302	Goldman Sachs & Co.	6/30/20	12
SEK	2,567	USD	251	Goldman Sachs & Co.	6/30/20	9
SEK	2,674	USD	268	Goldman Sachs & Co.	6/30/20	3
USD	62,414	SEK	635,464	Goldman Sachs & Co.	6/17/20	(1,930)
USD	53,914	SEK	560,589	Goldman Sachs & Co.	6/17/20	(2,848)
USD	7,362	SEK	75,508	Goldman Sachs & Co.	6/30/20	(286)

USD	958	SEK	9,947	Goldman Sachs & Co.	6/30/20	(49)
USD	700	SEK	7,059	Goldman Sachs & Co.	6/30/20	(15)
USD	302	SEK	2,995	Goldman Sachs & Co.	6/30/20	(1)
USD	270	SEK	2,674	Goldman Sachs & Co.	6/30/20	(1)
USD	645	SEK	6,417	Goldman Sachs & Co.	6/30/20	(5)
SGD	1,973	USD	1,363	Bank of America N.A.	6/30/20	27
SGD	2,087	USD	1,444	Bank of America N.A.	6/30/20	26
SGD	1,349	USD	947	Bank of America N.A.	6/30/20	4
USD	17,135	SGD	24,731	Bank of America N.A.	6/30/20	(288)
USD	891	SGD	1,298	Bank of America N.A.	6/30/20	(23)
USD	1,409	SGD	2,035	Bank of America N.A.	6/30/20	(25)
USD	1,756	SGD	2,519	Bank of America N.A.	6/30/20	(19)
						$(64,675)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	1	June 2020	$100,000	$138,688	$6,037
U.S. Treasury 10-Year Ultra Notes	2	June 2020	$200,000	312,062	17,308
				$450,750	$23,345

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	2	June 2020	$100	$155,930	$(18,653)
Russell 2000 E-Mini Index	3	June 2020	$150	172,140	(2,620)
S&P 500 E-Mini	4	June 2020	$200	513,940	(11,371)
				$842,010	$(32,644)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 33	Buy	(5.00)%	12/20/24	$245,000	$14,804	$(266)	$14,538

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	1.41%	8/27/20	$700,000	$6,615

*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $45,666. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $27,466.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $729,825, which represented 7.9% of total net assets.

(5)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $47,893, which includes securities collateral of $9,422.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Chemicals	112,185	22,202	—
Commercial Services and Supplies	48,958	43,679	—
Diversified Telecommunication Services	25,146	57,238	—
Equity Real Estate Investment Trusts (REITs)	671,466	266,296	—
Food and Staples Retailing	63,334	27,244	—
Household Durables	—	6,693	—
IT Services	291,560	9,402	—
Media	91,189	27,257	—
Metals and Mining	20,556	34,963	—
Oil, Gas and Consumable Fuels	28,365	40,760	—
Pharmaceuticals	209,945	58,301	—
Real Estate Management and Development	—	238,580	—
Road and Rail	59,400	30,011	—
Semiconductors and Semiconductor Equipment	226,363	29,016	—
Other Industries	2,044,183	—	—
U.S. Treasury Securities	—	1,969,952	—
Collateralized Mortgage Obligations	—	334,746	—
Corporate Bonds	—	316,245	—
Asset-Backed Securities	—	311,525	—
Collateralized Loan Obligations	—	250,056	—
Commercial Mortgage-Backed Securities	—	248,382	—
Exchange-Traded Funds	186,572	—	—
Temporary Cash Investments	554,329	—	—
Temporary Cash Investments - Securities Lending Collateral	38,471	—	—
	4,672,022	4,322,548	—
Other Financial Instruments
Futures Contracts	23,345	—	—
Swap Agreements	—	21,153	—
Forward Foreign Currency Exchange Contracts	—	57,328	—
	23,345	78,481	—
Liabilities
Other Financial Instruments
Futures Contracts	32,644	—	—
Forward Foreign Currency Exchange Contracts	—	122,003	—
	32,644	122,003	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.